Related Party Transactions	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 26, 2022	Dec. 31, 2021	Sep. 25, 2021
Related Party Transactions
7. Related Party Transactions
Insurance Coverage
The Company is covered under the C&S Wholesale Grocers, Inc. (“C&S”) workers’ compensation, general liability, auto liability risk, and technology errors and omissions insurance which C&S manages through the utilization of high deductible insurance policies. C&S is an affiliate of the Company as both entities are controlled by the same individual, collectively with certain family members and certain affiliated entities and trusts of the individual and his family members. The Company paid $0.6 million and $0.4 million to C&S related to this insurance coverage during the three months ended March 26, 2022 and March 27, 2021, respectively, and $1.0 million and $0.9 million during the six months ended March 26, 2022 and March 27, 2021, respectively. The amounts were expensed to operations as incurred.
Customer Contracts
The Company has customer contracts with C&S relating to software maintenance services and the operations of a warehouse automation system. Revenue of $0.9 million and $0.7 million and cost of revenue of $0.6 million and $0.7 million was recognized for the three months ended March 26, 2022 and March 27, 2021, respectively, relating to these customer contracts. Revenue of $1.7 million and $1.3 million and cost of revenue of $1.1 million and $1.2 million was recognized for the six months ended March 26, 2022 and March 27, 2021, respectively, relating to these customer contracts. There were no accounts receivable due from C&S at March 26, 2022 and September 25, 2021. There was less than $0.1 million of deferred revenue relating to contracts with C&S at March 26, 2022 and $0.5 million of deferred revenue relating to contracts with C&S at September 25, 2021.

11. Related Party Transactions
Insurance Coverage
The Company is covered under the C&S Wholesale Grocers, Inc. (“C&S”) workers’ compensation, general liability, auto liability risk, and technology errors and omissions insurance which C&S manages through the utilization of high deductible insurance policies. C&S is an affiliate of the Company as the same individual, certain of his family members and certain affiliated entities and trusts of the individual and his family members, in the aggregate, control both entities. The Company paid $1.8 million, $1.6 million, and $1.5 million to C&S related to this insurance coverage during the years ended September 25, 2021, September 26, 2020, and September 28, 2019, respectively. The amounts were expensed to operations as incurred.
Credit Agreement
On September 28, 2018, C&S entered into a credit agreement (the “2018 Credit Agreement”) with Bank of America, N.A., which replaced and superseded a previous credit agreement. The 2018 Credit Agreement consists of a $1.5 billion revolving credit facility, including a $300.0 million letter of credit sub-limit
and a $150 million swingline loan limit. The 2018 Credit Agreement includes an accordion feature which gives C&S the ability to increase the commitments under the 2018 Credit Agreement by up to $750 million, subject to certain conditions. The Company was not primarily responsible for the obligations under the 2018 Credit Agreement and only had joint and several liability as guarantor after a default of C&S and certain of its affiliates. On June 27, 2020, an amendment was executed which released the Company from being a named guarantor for the 2018 Credit Agreement, leaving only C&S and certain affiliates as the remaining guarantors. As a result, the Company had no liabilities associated with the 2018 Credit Agreement reported on its consolidated balance sheets.
Senior Secured Notes
On July 10, 2014, an entity affiliated with C&S issued $400.0 million in 5.375% Senior Secured Notes with a maturity date of July 15, 2022 (the “2022 Notes”). The Company was not primarily responsible for the obligations under the 2022 Notes and only had joint and several liability as guarantor after a default of the C&S and certain of its affiliates. As a result, the Company has no liabilities associated with the 2022 Notes reported on its consolidated balance sheets. On March 23, 2020, the 2022 Notes were redeemed in advance of their maturity date.

Customer Contracts
The Company has customer contracts with C&S relating to software maintenance services and the operations of a warehouse automation system. Revenue of $2.9 million, $2.4 million, and $2.9 million and cost of revenue of $2.2 million, $2.1 million, $2.7 million was recognized for the years ended September 25, 2021, September 26, 2020, and September 28, 2019, respectively, relating to these customer contracts. There were no accounts receivable due from C&S at September 25, 2021 and September 26, 2020. There was $0.5 million of deferred revenue relating to contracts with C&S at September 25, 2021 and no deferred revenue relating to contracts with C&S at September 26, 2020.

SVF INVESTMENT CORP 3 [Member]
Related Party Transactions
Note 4 — Related Party Transactions
Founder Shares
On December 14, 2020, the Company issued 2,875,000 Class B ordinary shares to the Sponsor in exchange for the payment of $25,000 from the Sponsor to cover for certain expenses on behalf of the Company. On January 29, 2021, the Company effected a share dividend of 12,125,000 Class B ordinary shares, which was retroactively restated to 2020, and on February 3, 2021 and February 26, 2021, the Sponsor surrendered
5,000,000 and 2,000,000 Class B ordinary shares for no consideration, respectively. The share dividend and share surrender resulted in an aggregate of 8,000,000 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization as of December 11, 2020 (inception). The holders of the Founder Shares agreed to forfeit up to an aggregate of 1,000,000 Founder Shares, on a pro rata basis, to the extent that the option to purchase additional shares was not exercised in full by the underwriters, so that the Founder Shares would represent 20% of the Company’s issued and outstanding shares after the Initial Public Offering (excluding the Private Placement Shares and the Forward Purchase Shares). The underwriters fully exercised the over-allotment option on March 11, 2021; thus, these 1,000,000 Founder Shares are no longer subject to forfeiture.
The Initial Shareholders agreed not to transfer, assign or sell any of their Founder Shares and the Forward Purchase Investor agreed not to transfer, assign or sell any of its Forward Purchase Shares until the earlier to occur of (A) one year after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Prior to closing the Initial Public Offering, in February 2021, the Sponsor transferred 100,000 shares of our Class B ordinary shares to the Company’s independent directors. Subsequent to the IPO, in April 2021, the Sponsor transferred an additional 50,000 shares of our Class B ordinary shares to a Company independent director (the “Transferred Shares”), which was estimated to be fair valued at approximately $834,000 or $5.56 per Founder Share. The Transferred Shares shall vest upon the Company consummating an Initial Business Combination.
The sale or transfers of the Founders Shares to members of the Company’s the board of directors, as described above, is within the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The Founders Shares were effectively sold or transferred subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Founders Shares is recognized only when the performance condition is probable of occurrence under the applicable accounting literature in this circumstance. A business combination is not probable until it is completed. Stock-based compensation would be recognized at the date a Business Combination is considered probable in an amount equal to the number of Founders Shares times the grant date fair value per share (unless subsequently modified) less the amount initially received for the purchase of the Founders Shares. As of March 31, 2022, the Company determined that a Business Combination is not considered probable until the business combination is completed, and therefore, no stock-based compensation expense has been recognized.
Private Placement Shares
Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 1,040,000 Private Placement Shares, at a price of $10.00 per Private Placement Share to the Sponsor, generating gross proceeds of $10.4 million.

In addition, the Sponsor, officers and directors, or their respective affiliates will be reimbursed for any out-of-pocket
expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable Business Combinations. The Company’s audit committee will review on a quarterly basis all payments that were made by the Company to the Sponsor, executive officers or directors, or their affiliates. Any such payments prior to an initial Business Combination will be made using funds held outside the Trust Account.
In addition to the administrative services agreement fee of $130,000 and $100,000 (as noted above) approximately $867,000, and $459,000 is due to the Sponsor’s affiliates for reimbursements of expenses and is included in due to related party on the accompanying condensed balance sheets as of March 31, 2022 and December 31, 2021, respectively.
A portion of the proceeds from the Private Placement Shares was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement share held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Shares will be worthless.
The
Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Shares until
30
days after the completion of the initial Business Combination, as such are considered non-redeemable
and presented as permanent equity in the Company’s condensed balance sheets.
Related Party Loans
On December 14, 2020, the Sponsor agreed to loan the Company up to $300,000 pursuant to a promissory note (the “Note”). The Note was non-interest
bearing, unsecured and due upon the closing of the Initial Public Offering. As of March 11, 2021, the Company fully borrowed $300,000 under the Note. In addition, the Sponsor also advanced approximately $114,000 to the Company. The Company fully repaid the Note balance and the advance from the Sponsor, for a total of approximately $414,000, on March 15, 2021.
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, members of the Company’s founding team or any of their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company will repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $2.0 million of such Working Capital Loans may be convertible into shares of the post Business Combination entity at a price of $10.00 per share. The shares would be identical to the Private Placement Shares. On August 10, 2021 the Sponsor agreed to loan the Company $2.0 million as the Working Capital Loan. On November 9, 2021 the Sponsor and the Company agreed to amend this loan to increase the commitment by $1.0 million. The Company has determined that the conversion feature does not require bifurcation as an embedded derivative and as such the carrying value of the loan would be recognized at cost and presented as a liability on the accompanying condensed balance sheets. As of March 31, 2022 there was $3.0 million under the Working Capital Loan. As of December 31, 2021 there were no amounts outstanding under any Working Capital Loans.
Administrative Service Agreement
Commencing on the date that the Company’s securities were first listed on the NASDAQ through the earlier of consummation of the initial Business Combination and the liquidation, the Company agreed to pay the Sponsor $10,000 per month for office space, secretarial and administrative services provided to the Company by an affiliate of the Sponsor.
The Company incurred $30,000 and $10,000 in such fees included as general and administrative expenses to related party on the accompanying unaudited condensed consolidated statements of operations for three months ended March 31, 2022 and 2021, respectively. As of March 31, 2022 $130,000 was due to the Sponsor and is included in due to related party on the accompanying condensed balance sheets. As December 31, 2021 $100,000 was due to the Sponsor and was included in the due to related party on the accompanying condensed balance sheets.

Note 4—Related Party Transactions
Founder Shares
On December 14, 2020, the Company issued 2,875,000 Class B ordinary shares to the Sponsor in exchange for the payment of $25,000 from the Sponsor to cover for certain expenses on behalf of the Company. On January 29, 2021, the Company effected a share dividend of 12,125,000 Class B ordinary shares, which was retroactively restated to 2020, and on February 3, 2021 and February 26, 2021, the Sponsor surrendered 5,000,000 and 2,000,000 Class B ordinary shares for no consideration, respectively. The share dividend and share surrender resulted in an aggregate of 8,000,000 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization as of December 11, 2020 (inception). The holders of the Founder Shares agreed to forfeit up to an aggregate of 1,000,000 Founder Shares, on a pro rata basis, to the extent that the option to purchase additional shares was not exercised in full by the underwriters, so that the Founder Shares would represent 20% of the Company’s issued and outstanding shares after the Initial Public Offering (excluding the Private Placement Shares and the Forward Purchase Shares). The underwriters fully exercised the over-allotment option on March 11, 2021; thus, these 1,000,000 Founder Shares are no longer subject to forfeiture.
The Initial Shareholders agreed not to transfer, assign or sell any of their Founder Shares and the Forward Purchase Investor agreed not to transfer, assign or sell any of its Forward Purchase Shares until the earlier to occur of (A) one year after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading
day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Prior to closing the Initial Public Offering, in February 2021, the Sponsor transferred 100,000 shares of our Class B ordinary shares to the Company’s independent directors. Subsequent to the IPO, in April 2021, the Sponsor transferred an additional 50,000 shares of our Class B ordinary shares to a Company independent director (the “Transferred Shares”). The Transferred Shares shall vest upon the Company consummating an Initial Business Combination.
The sale or transfers of the Founders Shares to members of the Company’s the board of directors, as described above, is within the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The Founders Shares were effectively sold or transferred subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Founders Shares is recognized only when the performance condition is probable of occurrence under the applicable accounting literature in this circumstance. A business combination is not probable until it is completed. Stock-based compensation would be recognized at the date a Business Combination is considered probable in an amount equal to the number of Founders Shares times the grant date fair value per share (unless subsequently modified) less the amount initially received for the purchase of the Founders Shares. As of December 31, 2021, the Company determined that a Business Combination is not considered probable until the business combination is completed, and therefore, no stock-based compensation expense has been recognized.
Private Placement Shares
Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 1,040,000 Private Placement Shares, at a price of $10.00 per Private Placement Share to the Sponsor, generating gross proceeds of $10.4 million.
A portion of the proceeds from the Private Placement Shares was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement share held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Shares will be worthless.
The Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Shares until 30 days after the completion of the initial Business Combination, as such are considered non-redeemable
and presented as permanent equity in the Company’s balance sheets.
Related Party Loans
On December 14, 2020, the Sponsor agreed to loan the Company up to $300,000 pursuant to a promissory note (the “Note”). The Note was non-interest
bearing, unsecured and due upon the closing of the Initial Public Offering. As of March 11, 2021, the Company fully borrowed $300,000 under the Note. In addition, the Sponsor also advanced approximately $114,000 to the Company. The Company fully repaid the Note balance and the advance from the Sponsor, for a total of approximately $414,000, on March 15, 2021.
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, members of the Company’s founding team or any of their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company will repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $2.0 million of such Working Capital Loans may be convertible into shares of the post Business Combination entity at a price of $10.00 per share. The shares would be identical to the Private Placement Shares. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. On August 10, 2021 the Sponsor agreed to loan the Company $2.0 million as the Working Capital Loan. On November 9, 2021 the Sponsor and the Company agreed to amend this loan to increase the commitment by $1.0 million. As of December 31, 2021 and 2020, the Company had no borrowings under the Working Capital Loans.
Administrative Services Agreement
Commencing on the date that the Company’s securities were first listed on the NASDAQ through the earlier of consummation of the initial Business Combination and the liquidation, the Company agreed to pay the Sponsor $10,000 per month for office space, secretarial and administrative services provided to the Company by an affiliate of the Sponsor.
The Company incurred $100,000 in such fees included as general and administrative expenses to related party on the accompanying audited statements of operations for the year ended December 31, 2021. As of December 31, 2021, $100,000 is due to the Sponsor and is included in due to related party on the accompanying balance sheets. There was no balance due to related party at December 31, 2020.
In addition, the Sponsor, officers and directors, or their respective affiliates will be reimbursed for any out-of-pocket
expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable Business Combinations. The Company’s audit committee will review on a quarterly basis all payments that were made by the Company to the Sponsor, executive officers or directors, or their affiliates. Any such payments prior to an initial Business Combination will be made using funds held outside the Trust Account.
In

addition to the administrative services agreement fee of $
100,000
(as noted above) approximately
459,000
, is due to the Sponsor’s affiliates for reimbursements of expenses and is included in due to related party on the accompanying balance sheets as of
December 31, 2021
. There was
no
 balance due to related party at December
31,2020
.